Trade Receivables, Net - Schedule of Allowance for Expected Credit Losses (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Allowance for Expected Credit Losses [Abstract]
Balance at the beginning of the year
Addition	56,385
Exchange difference	(184)
Balance at end of the year	$ 56,201